UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31,2009

Date of reporting period: October 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 10/31/08 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	October 31, 2008

Principal Amount		Value

CORPORATE BONDS & NOTES (82.4%)

	AEROSPACE/DEFENSE (1.2%)
$350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	$288,750
	AUTO & TRUCK (1.2%)
500,000	Ford Motor Co., Global Landmark Securities, 7.45%, 7/16/31	157,500
400,000	General Motors Corp., Debentures, 8.25%, 7/15/23	128,000
		285,500

	AUTO PARTS (1.2%)
300,000	ArvinMeritor, Inc., Senior Notes, 8.13%, 9/15/15	156,000
350,000	Lear Corp., Senior Notes Ser. B, 8.75%, 12/1/16	129,500
		285,500

	CABLE TV (1.3%)
400,000	MediaCom LLC, Senior Notes, 9.50%, 1/15/13	315,000
	CHEMICAL - SPECIALTY (1.6%)
500,000	PolyOne Corp., Senior Notes, 8.88%, 5/1/12	392,500
	COMPUTER & PERIPHERALS (1.6%)
500,000	Unisys Corp., Senior Notes, 6.88%, 3/15/10	385,625
	DRUG (1.4%)
500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	332,500
	ELECTRICAL EQUIPMENT (2.3%)
400,000	Baldor Electric Co., Senior Notes, 8.63%, 2/15/17	306,000
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	256,000
		562,000

	ELECTRICAL UTILITY - CENTRAL (0.9%)
300,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (1)	228,750
	ELECTRICAL UTILITY - EAST (1.4%)
400,000	NRG Energy, Inc., Senior Notes, 7.38%, 2/1/16	345,000
	ELECTRONICS (1.9%)
500,000	Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	450,000
	ENTERTAINMENT (3.0%)
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	401,250
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	340,000
		741,250

Principal Amount		Value

	ENVIRONMENTAL (1.5%)
$400,000	Allied Waste North America, Inc., Senior Notes, 7.88%, 4/15/13	$372,000
	FINANCIAL SERVICES - DIVERSIFIED (0.2%)
81,000	Broadridge Financial Solutions, Inc., 6.13%, 6/1/17	57,778
	FOOD PROCESSING (2.1%)
300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	213,000
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	228,000
500,000	Pilgrim's Pride Corp., Senior Subordinated Notes, 8.38%, 5/1/17	60,000
		501,000

	HOME BUILDING (1.4%)
400,000	Toll Corp., Senior Subordinated Notes, 8.25%, 2/1/11	348,000
	HOTEL/GAMING (3.0%)
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	315,000
350,000	Las Vegas Sands Corp., Senior Notes, 6.38%, 2/15/15	167,125
400,000	MGM Mirage, Senior Notes, 6.75%, 4/1/13	250,000
		732,125

	MACHINERY (3.0%)
350,000	Case New Holland, Inc., Senior Notes, 7.13%, 3/1/14	260,750
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	296,000
300,000	United Rentals North America, Inc., 7.75%, 11/15/13	184,500
		741,250
	MEDICAL SERVICES (2.6%)
400,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	335,000
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 7/15/15	287,875
		622,875

	METALS & MINING DIVERSIFIED (1.0%)
300,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	240,000
	NATURAL GAS - DISTRIBUTION (4.2%)
350,000	AmeriGas Partners LP, Senior Notes, 7.25%, 5/20/15	263,375
500,000	Berry Petroleum Co., Senior Subordinated Notes, 8.25%, 11/1/16	330,000
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	426,000
		1,019,375

Value Line Aggressive Income Trust

October 31, 2008

Principal Amount		Value

	NATURAL GAS - DIVERSIFIED (5.6%)
$300,000	Chesapeake Energy Corp., Senior Notes, 7.50%, 6/15/14	$246,750
350,000	Dynegy Holdings, Inc., Senior Notes, 7.50%, 6/1/15	255,500
400,000	Newfield Exploration Co., Senior Notes, 6.63%, 9/1/14	309,000
600,000	Williams Companies, Inc., Notes, 7.13%, 9/1/11	540,000
		1,351,250

	OILFIELD SERVICES/EQUIPMENT (9.6%)
500,000	Basic Energy Services, Inc., Senior Notes, 7.13%, 4/15/16	330,000
400,000	Complete Production Services, Inc., Senior Notes, 8.00%, 12/15/16	272,000
1,100,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	814,000
250,000	North American Energy Partners, Inc., 8.75%, 12/1/11	210,000
500,000	W&T Offshore, Inc., Senior Notes, 8.25%, 6/15/14 (1)	330,000
500,000	Whiting Petroleum Corp., Senior Notes, 7.25%, 5/1/13	375,000
		2,331,000

	PETROLEUM - INTEGRATED (1.0%)
350,000	Tesoro Corp., Notes, 6.50%, 6/1/17	234,500
	PETROLEUM - PRODUCING (13.4%)
350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	280,000
500,000	Encore Acquisition Co., Senior Subordinated Notes, 6.25%, 4/15/14	352,500
300,000	Frontier Oil Corp., 8.50%, 9/15/16	261,000
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	357,500
300,000	PetroHawk Energy Corp., Senior Notes, 7.88%, 6/1/15 (1)	203,250
428,000	PetroQuest Energy, Inc., Senior Notes, 10.38%, 5/15/12	323,140
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	365,000
325,000	Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes, 8.38%, 12/15/13	247,000
700,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	574,000
350,000	Swift Energy Co., Senior Notes, 7.63%, 7/15/11	295,750
		3,259,140

	POWER (1.1%)
350,000	Reliant Energy, Inc., Senior Notes, 7.63%, 6/15/14	269,500
	RENTAL AUTO/EQUIPMENT (0.9%)
300,000	Hertz Corp., 8.88%, 1/1/14	219,000

Principal Amount		Value

	RETAIL - AUTOMOTIVE (1.0%)
$500,000	PEP Boys-Manny Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	$240,000
	RETAIL - SPECIAL LINES (2.2%)
300,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	225,000
350,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	316,750
		541,750

	RETAIL STORE (1.3%)
410,000	Dillard's, Inc., Notes, 7.85%, 10/1/12	307,500
	SECURITIES BROKERAGE (0.1%)
200,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (2)	27,000
	SEMICONDUCTOR (1.4%)
200,000	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	126,000
300,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	210,000
		336,000

	SHOE (1.5%)
500,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	375,000
	TELECOMMUNICATION SERVICES (5.3%)
500,000	Citizens Communications Co., Notes, 9.25%, 5/15/11	425,000
350,000	Cricket Communications, Inc., 9.38%, 11/1/14	284,375
350,000	Sprint Capital Corp., 8.38%, 3/15/12	281,750
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	287,875
		1,279,000

	TOTAL CORPORATE BONDS & NOTES (Cost $27,094,968)	20,017,418

CONVERTIBLE CORPORATE BONDS & NOTES (2.9%)
	COMPUTER & PERIPHERALS (0.3%)
100,000	Maxtor Corp. Senior Notes, 2.38%, 8/15/12	60,750
	ELECTRICAL EQUIPMENT (0.5%)
250,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12	125,625
	MEDICAL SERVICES (0.5%)
200,000	LifePoint Hospitals, Inc. Senior Subordinated Debentures, 3.25%, 8/15/25	111,500
	MEDICAL SUPPLIES (0.2%)
100,000	Affymetrix, Inc. 3.50%, 1/15/38	44,750

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value

	OILFIELD SERVICES/EQUIPMENT (0.4%)	$108,250
$200,000	Helix Energy Solutions Group, Inc. 3.25%, 12/15/25

	SEMICONDUCTOR (0.4%)
200,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (3)	108,000

	TELECOMMUNICATION SERVICES (0.6%)
250,000	NII Holdings, Inc. 3.13%, 6/15/12	137,500

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $1,104,908)	696,375

Shares		Value

COMMON STOCKS (0.8%)

	CANADIAN ENERGY (0.5%)
10,000	Pengrowth Energy Trust	112,100
	ELECTRICAL UTILITY - WEST (0.3%)
5,000	Xcel Energy, Inc.	87,100

	TOTAL COMMON STOCKS (Cost $211,731)	199,200

PREFERRED STOCKS (0.2%)

	R.E.I.T. (0.2%)
3,000	Health Care REIT, Inc. Series F 7 5/8%	57,000

	TOTAL PREFERRED STOCKS (Cost $75,000)	57,000

	TOTAL INVESTMENT SECURITIES (86.3%) (Cost $28,486,607)	20,969,993

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (13.7%)		3,338,940

NET ASSETS (100%)		$24,308,933

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($24,308,933 ÷ 6,547,648 shares outstanding)		$3.71

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Security currently in default.
(3)	Zero-coupon bond.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$28,486,607	$23,400	$(7,540,014)	$(7,516,614)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$256,200	-
Level 2 - Other Significant Observable Inputs	20,713,793	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,969,993	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 10/31/08, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	December 23, 2008